Description of the Plan - Additional Information (Details) - EBP 020	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage	3.00%
Employee benefit plan, participant contribution	$ 23,500,000
Employee benefit plan, catch up contribution	$ 7,500,000
Employee benefit plan, employer contribution of eligible pay, matching percentage	50.00%
Employee benefit plan, employer contribution, earning percentage	6.00%
Employee benefit plan minimum loan amount	$ 1,000,000
Employee benefit plan maximum loan amount	$ 50,000,000
Employee benefit plan maximum borrowing percentage	50.00%
Employee benefit plan, residential notes receivable from participants loan term	10 years
Employee benefit plan, note receivable from participant, account distributed	$ 1,000,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage	1.00%
Employee benefit plan, interest rate	4.25%
Employee benefit plan notes receivable from promissory notes from participants loan to purchase principal term	12 months
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant contribution percentage	50.00%
Employee benefit plan, interest rate	9.50%
Employee benefit plan notes receivable from promissory notes from participants loan to purchase principal term	60 months